INTANGIBLE ASSETS (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	$ 35,465
Balance	$ 41,018	$ 35,465
Intangible assets other than goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Useful life of intangible assets	15 years	15 years
Intangible assets other than goodwill | Discount rate
Reconciliation of changes in intangible assets other than goodwill [abstract]
Significant unobservable input, assets	0.203	0.157
IP Research & Development
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	$ 32,440
Balance	35,851	$ 32,440
Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	1,668
Balance	$ 3,794	1,668
Useful life of intangible assets	17 years
License
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	$ 1,325
Balance	1,367	1,325
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	32
Balance	$ 6	32
Useful life of intangible assets	3 years
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	$ 35,563	5,507
Acquisition of Small Pharma		29,339
Additions	1,931	689
Effect of foreign exchange	3,690	28
Balance	41,184	35,563
Cost | IP Research & Development
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	32,440	3,076
Acquisition of Small Pharma		29,339
Additions	0	0
Effect of foreign exchange	3,411	25
Balance	35,851	32,440
Cost | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	1,668	978
Acquisition of Small Pharma		0
Additions	1,931	689
Effect of foreign exchange	195	1
Balance	3,794	1,668
Cost | License
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	1,381	1,379
Acquisition of Small Pharma		0
Additions	0	0
Effect of foreign exchange	84	2
Balance	1,465	1,381
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	74	74
Acquisition of Small Pharma		0
Additions	0	0
Effect of foreign exchange	0	0
Balance	74	74
Accumulated Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	(98)	(37)
Effect of foreign exchange	(3)
Amortization charge	65	61
Balance	(166)	(98)
Accumulated Amortization | IP Research & Development
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	0	0
Effect of foreign exchange	0
Amortization charge	0	0
Balance	0	0
Accumulated Amortization | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	0	0
Effect of foreign exchange	0
Amortization charge	0	0
Balance	0	0
Accumulated Amortization | License
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	(56)	(19)
Effect of foreign exchange	(3)
Amortization charge	39	37
Balance	(98)	(56)
Accumulated Amortization | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	(42)	(18)
Effect of foreign exchange	0
Amortization charge	26	24
Balance	$ (68)	$ (42)